JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.0%
Australia — 1.4%
Rio Tinto plc	113	7,314
China — 1.0%
Prosus NV	157	5,485
Denmark — 7.5%
Novo Nordisk A/S, Class B	201	26,702
ROCKWOOL A/S, Class B	10	4,423
Royal Unibrew A/S *	107	8,385
		39,510
Finland — 0.1%
Kemira OYJ	25	568
France — 17.5%
Air Liquide SA	72	13,193
Cie Generale des Etablissements Michelin SCA	190	7,520
Engie SA	295	4,634
Eramet SA	14	1,165
Gaztransport Et Technigaz SA	45	6,570
Publicis Groupe SA	73	7,649
Safran SA	40	8,758
Sodexo SA	94	8,906
SPIE SA	177	6,828
Thales SA	30	4,744
TotalEnergies SE	202	13,667
Vinci SA	74	8,492
		92,126
Germany — 11.4%
Allianz SE (Registered)	36	10,032
Bilfinger SE	71	3,982
CTS Eventim AG & Co. KGaA	83	7,339
DWS Group GmbH & Co. KGaA (a)	102	3,851
E.ON SE	453	6,355
Heidelberg Materials AG	26	2,677
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	19	9,234
SAP SE	77	16,304
		59,774
Ireland — 3.4%
AIB Group plc	1,079	6,192
Bank of Ireland Group plc	571	6,466
Glanbia plc	271	5,418
		18,076
Italy — 8.1%
Buzzi SpA	126	4,946
Coca-Cola HBC AG	327	11,910
Iveco Group NV	14	145
Prysmian SpA	148	10,188

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Saipem SpA *	1,566	3,720
UniCredit SpA	281	11,549
		42,458
Netherlands — 5.9%
Adyen NV * (a)	4	5,086
ASML Holding NV	12	11,227
ASR Nederland NV	103	5,193
Euronext NV (a)	46	4,651
Koninklijke KPN NV	1,267	4,991
		31,148
Norway — 1.3%
Aker Solutions ASA (a)	1,428	6,814
South Korea — 0.5%
Delivery Hero SE * (a) (b)	106	2,362
Spain — 7.7%
Banco Bilbao Vizcaya Argentaria SA	637	6,681
Banco Santander SA	2,107	10,166
Indra Sistemas SA	246	4,925
Industria de Diseno Textil SA	212	10,304
Melia Hotels International SA	465	3,558
Unicaja Banco SA (a)	3,650	4,913
		40,547
Sweden — 3.3%
AAK AB	255	7,339
Sweco AB, Class B	190	3,061
Volvo AB, Class B (b)	278	7,104
		17,504
Switzerland — 3.8%
Accelleron Industries AG	152	7,499
Novartis AG (Registered)	111	12,430
		19,929
United Kingdom — 12.2%
3i Group plc	145	5,844
Auto Trader Group plc (a)	524	5,494
Barclays plc	3,201	9,572
Barratt Developments plc	1,137	7,696
British Land Co. plc (The), REIT	989	5,242
Cranswick plc	66	4,012
Intermediate Capital Group plc	201	5,661
Marks & Spencer Group plc	1,966	8,301
Rolls-Royce Holdings plc *	786	4,552
Taylor Wimpey plc	3,833	7,859
		64,233

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 9.9%
GSK plc	614	11,918
Nestle SA (Registered)	48	4,849
Schneider Electric SE	37	8,895
Shell plc	723	26,362
		52,024
Total Common Stocks (Cost $388,046)		499,872
Short-Term Investments — 3.0%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (c) (d)(Cost $15,426)	15,422	15,427
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	408	408
Total Investment of Cash Collateral from Securities Loaned (Cost $408)		408
Total Short-Term Investments (Cost $15,834)		15,835
Total Investments — 98.0% (Cost $403,880)		515,707
Other Assets Less Liabilities — 2.0%		10,523
NET ASSETS — 100.0%		526,230

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $393.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	10.8%
Pharmaceuticals	9.9
Oil, Gas & Consumable Fuels	9.0
Electrical Equipment	5.1
Insurance	4.7
Food Products	4.2
Beverages	3.9
Capital Markets	3.9
Aerospace & Defense	3.5
Software	3.2
Household Durables	3.0
Hotels, Restaurants & Leisure	2.9
Chemicals	2.7
Construction & Engineering	2.2
Semiconductors & Semiconductor Equipment	2.2
Multi-Utilities	2.1
Commercial Services & Supplies	2.1
Energy Equipment & Services	2.0
Specialty Retail	2.0
Metals & Mining	1.6
Consumer Staples Distribution & Retail	1.6
Media	1.5
Construction Materials	1.5
Automobile Components	1.5
Entertainment	1.4
Machinery	1.4
Interactive Media & Services	1.1
Broadline Retail	1.1
Diversified REITs	1.0
Financial Services	1.0
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	1.8
Short-Term Investments	3.1
Futures contracts outstanding as of July 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	253	09/20/2024	EUR	13,422	(34)
FTSE 100 Index	70	09/20/2024	GBP	7,521	49
					15

Abbreviations
EUR	Euro

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$7,314	$—	$7,314
China	—	5,485	—	5,485
Denmark	—	39,510	—	39,510
Finland	568	—	—	568
France	—	92,126	—	92,126
Germany	—	59,774	—	59,774

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$5,418	$12,658	$—	$18,076
Italy	—	42,458	—	42,458
Netherlands	—	31,148	—	31,148
Norway	—	6,814	—	6,814
South Korea	—	2,362	—	2,362
Spain	—	40,547	—	40,547
Sweden	—	17,504	—	17,504
Switzerland	—	19,929	—	19,929
United Kingdom	4,012	60,221	—	64,233
United States	—	52,024	—	52,024
Total Common Stocks	9,998	489,874	—	499,872
Short-Term Investments
Investment Companies	15,427	—	—	15,427
Investment of Cash Collateral from Securities Loaned	408	—	—	408
Total Short-Term Investments	15,835	—	—	15,835
Total Investments in Securities	$25,833	$489,874	$—	$515,707
Appreciation in Other Financial Instruments
Futures Contracts	$49	$—	$—	$49
Depreciation in Other Financial Instruments
Futures Contracts	(34)	—	—	(34)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$15	$—	$—	$15
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.29% (a) (b)	$19,259	$198,393	$202,224	$(1)	$— (c)	$15,427	15,422	$395	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	—	39,000	38,999	(1)	— (c)	— (c)	—(c )	88	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	7,929	44,724	52,245	—	—	408	408	75	—
Total	$27,188	$282,117	$293,468	$(2)	$— (c)	$15,835		$558	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.
(c)	Amount rounds to less than one thousand.